Consolidated Statements of Operations and Comprehensive Loss - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Statement Of Income And Comprehensive Income [Abstract]
Collaboration revenues			$ 92,296
Costs and expenses:
Research and development expenses	$ 109,565	$ 121,033	103,310
General and administrative expenses	32,052	24,048	18,766
Restructuring expenses	5,710
Total costs and expenses	147,327	145,081	122,076
Loss from continuing operations	(147,327)	(145,081)	(29,780)
Other income and expenses:
Interest income	276	99	114
Interest expense	(22,449)	(18,769)	(18,230)
Other (expense) income, net	(8)	917	813
Net loss from continuing operations before income tax benefit	(169,508)	(162,834)	(47,083)
Income tax benefit	13,224	11,215
Net loss from continuing operations	(156,284)	(151,619)	(47,083)
Discontinued operations:
Income (loss) from discontinued operations, net of tax	2,766	3,832	(36,476)
Net loss	(153,518)	(147,787)	(83,559)
Net income (loss) attributable to non-controlling interest	(1,778)	170	(268)
Net loss attributable to Merrimack Pharmaceuticals, Inc.	(151,740)	(147,957)	(83,291)
Other comprehensive income (loss):
Unrealized gain (loss) on available-for-sale securities		74	(50)
Other comprehensive income (loss)		74	(50)
Comprehensive loss	(151,740)	(147,883)	(83,341)
Amounts attributable to Merrimack Pharmaceuticals, Inc.:
Net loss from continuing operations	(154,506)	(151,789)	(46,815)
Income (loss) from discontinued operations, net of tax	2,766	3,832	(36,476)
Net loss attributable to Merrimack Pharmaceuticals, Inc.	$ (151,740)	$ (147,957)	$ (83,291)
Basic and dilutive net income (loss) per common share
Net loss from continuing operations	$ (12.33)	$ (13.63)	$ (4.49)
Net income (loss) from discontinued operations, net of tax	0.22	0.34	(3.49)
Net loss per share	$ (12.11)	$ (13.29)	$ (7.98)
Weighted-average common shares used per share calculations—basic and diluted	12,533	11,136	10,441